FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES ON RECURRING BASIS

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liability	$—	$—	$152	$152

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liability	$—	$—	$163	$163

The following tables set forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level with the fair value hierarchy (in thousands):

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$163	$163

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$5,113	$5,113

SCHEDULE OF FAIR VALUE OF WARRANT

The value of the warrants was based on the estimated value of the warrant using the Black-Scholes-Merton model as of March 31, 2024. The following assumptions were used in determining the fair value of the warrants:

Risk Free interest rate	4.2%
Expected life (years)	8.21
Expected volatility	164.7%
Annual dividend yield	0%
The value of the warrants was based on the estimated value of the warrant using the Black-Scholes model as of December 31, 2023 (Note 11).
SCHEDULE OF SAFE WARRANT LIABILITY

The following is a summary of the Company’s warrant liability activity for the three months ended March 31, 2024 (in thousands):

Warrant liability
Balance as of December 31, 2023	$163
Change in fair value	(11)
Balance as of March 31, 2024	$152

Warrant liability
Balance as of December 31, 2022	$5,113
Change in fair value	(1,096)
Balance as of March 31, 2023	$4,017

The following is a summary of the Company’s SAFE warrant liability and SAFE notes activity for the year ended December 31, 2023:

	Redeemable convertible preferred stock warrant liability	SAFE notes
Balance as of December 31, 2021	$-	$—
Fair value of warrants at issuance	2,053	-
Change in fair value	3,060	-
Balance as of December 31, 2022	5,113	—
Fair value of SAFE notes at issuance	—	6,353
Change in fair value	(4,950)	(3,576)
Conversion at time of merger	-	(2,777)
Balance as of December 31, 2023	$163	$-